(ICON)

Prudential
Municipal
Series Fund

Michigan Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
Michigan Series

Performance At A Glance.
Municipal bond prices rose higher during the six months ended February 28, as investors cheered the unusually subdued inflation in the U.S., but fretted over an economic crisis in Asia. Your Prudential Municipal
Series Fund -- Michigan Series returned more than the comparable fund tracked by Lipper Analytical
Services by an ample margin because we invested substantially in noncallable bonds that gained sharply as tax-exempt interest rates fell. In addition, some of our school district bonds gained after their interest and principal payments became backed by direct U.S. government obligations.

Cumulative Total Returns1
As of 2/28/98
                Six       One      Five
Ten                 Since
               Months     Year     Years
Years              Inception2
Class A        5.36%      9.03%    33.02%
N/A                80.65% (80.36)
Class B        5.15       8.60     30.26 (30.05)
101.63% (101.14)  193.41  (189.58)
Class C        5.02       8.34     N/A
N/A                25.38  (25.17)
Lipper MI
Muni Avg.3     4.87       8.57     32.74
110.39                  ***

Average Annual Total Returns1
As of 3/31/98
           One        Five         Ten
Since
           Year       Years       Years
Inception2
Class A    7.20%    5.57% (5.53)  N/A
7.10% (7.08)
Class B    5.08     5.61 (5.57)   7.50% (7.47)
8.29  (8.18)
Class C    8.81     N/A           N/A
6.37  (6.32)

Distributions & Yields
As of 2/28/98

Taxable Equivalent Yield4
              Total Distributions        30-Day
At Tax Rates Of
               Paid for Six Mos.       SEC Yield
36%            39.6%
Class A             $0.37                3.62%
5.92%           6.27%
Class B             $0.35                3.34
5.46            5.78
Class C             $0.33                3.09
5.05            5.35

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for Class B shares. Class C shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ). Class B shares will automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2 Inception dates: Class A, 1/22/90; Class B,
9/22/84; and
Class C, 8/1/94.

3 The Lipper Michigan Municipal Bond fund average is for all funds in each share class for the six-month, 1-, 5-and
10-year categories.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for
Class A
shares is 82.39%; for Class B is 234.05%; and for Class C is 28.13% for all funds in each share class.

How Investments Compared.
(As of 2/28/98)
(GRAPH)


Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors
have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

James M. Murphy, Fund Manager           (PICTURE)

Portfolio
Manager's Report

The Series invests primarily in carefully selected, long-term municipal bonds that offer a high level of income that is exempt from Michigan state and federal income taxes, while still attempting to preserve capital.
Certain
shareholders may be subject to the federal alternative minimum tax (AMT), however, because the Series holds some bonds that are AMT eligible. There can be no assurance that the Series will achieve its investment objective.

Is Inflation Conquered?
Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports.
This
is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.
Asian Contagion

Lifts Muni Bonds.
Significant improvement in Michigan's financial reserve levels, an improved economic performance, and progress on funding of state pension liabilities were among the factors that prompted Standard & Poor's to upgrade the Wolverine state's general obligation bonds one notch to AA+, the highest S&P has rated it in at least two decades.
The
credit rating agency noted that the state unemployment rate has stayed below the national average since
1994,
reflecting improved economic diversification.

On the opposite side of the globe, however, economic turbulence engulfed Asian markets as a series of financial shocks, caused by imprudent lending practices by major financial institutions, racked the region.
Investors began
selling Asian stocks and emerging market bonds and sought refuge in U.S. Treasury securities. The ensuing rally in
Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also bid up municipal bonds, believing that Asian difficulties would help keep a lid on inflation in the U.S., protecting the value of their fixed income investments.

By mid-January,  the Bond Buyer Revenue Bond
Index, a widely
watched gauge of tax-exempt yields, reached a record low of 5.25%. This occurred during the same week that the 30-year
Treasury bond yield sank to 5.66%, its lowest point since
1977. Cash poured into U.S. Treasuries as investors fretted over the failure of Hong Kong's largest investment bank.
Thus, developments in Asia indirectly aided municipal bonds by boosting U.S.Treasury bond prices.

Portfolio Composition.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

What Went Well.
School Days,
School Pays.

Besides our emphasis on noncallable bonds, your Series' performance was enhanced when its Brandon School District bonds were pre-refunded -- the district issued new bonds whose proceeds will be used to retire the older bonds before their maturity date. Until then, proceeds from the new bonds were invested in direct U.S. guaranteed obligations held in an escrow fund.
Prices of the older Brandon School District bonds surged because they are now backed by direct U.S. guaranteed obligations and have virtually no credit risk. Of course, this sharp price appreciation benefited your Series, while pre-refunding the older bonds at recent low interest rates reduced the district's interest payment expense. After the pre-refunding, we took profits on some of the bonds.

Hold All Calls.
To take better advantage of tax-exempt bond gains, we increased your Series' holdings of noncallable bonds to
32% of total investments as of February 28 from 25% at
the start of the reporting period. Noncallable bond prices climb rapidly when interest rates decline because the bonds cannot be retired early. By contrast, investors worry that callable bonds will be taken away when interest rates fall, leaving them to reinvest their money at lower rates.

Credit Quality.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

And Not So Well.
Higher Yields
Were Scarce.

Although we welcomed the improvement in the rating of
Michigan general obligation bonds, lower credit quality bonds that offer higher yields were increasingly difficult to find in the tax-exempt securities market. As a result, your Series had to get along with fewer higher yielding bonds than we preferred.

Five Largest
Issuers.
4.7%  Michigan State Trunk
      Line Highway
4.0%  Wyandotte Electric
      Revenue
3.9%  Michigan Underground
      Storage Tank, Finance
      Assurance Authority
3.9%  Michigan State Hospital
      Bay Medical Center
3.8%  Monroe County Detroit
      Edison Co. Project

Expressed as a percentage of net assets
as of 2/28/98.

Looking Ahead.
The U.S. economic expansion remained firmly on
track in
the first two months of the year as more than
650,000
new jobs were created and the unemployment rate edged down to 4.6%. While the economy got off to a good start, growth may decelerate because demand for U.S.
exports is
already dwindling in Asian countries such as Indonesia.
This slackening supports our belief that U.S.
monetary
policy will stay unchanged in the near future as the economy gradually loses steam and inflation remains subdued. Although this scenario will likely benefit the bond market, we plan to keep your Series' duration more in line with its competition while we monitor the situation and hunt for bonds with hefty yields.

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.
Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA,
but specifically designed for higher education.
The new
law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's
why I recommend you call your Prudential Financial
Professional and get a free investment plan checkup.
Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           MICHIGAN
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--101.0%
--------------------------------------------------
--------------------------------------------------
--------------------------
Avondale Sch. Dist., A.M.B.A.C.,
   Oakland Cnty., Gen. Oblig.
Aaa               5.75%       5/01/14   $    665
$   711,909
   Oakland Cnty., Gen. Oblig.
Aaa               5.80        5/01/15        525
562,196
   Oakland Cnty., Gen. Oblig.
Aaa               5.80        5/01/16        550
587,703
Brandon Sch. Dist. Gen. Oblig., F.G.I.C.,
   Oakland & Lapeer Cnty.
Aaa               5.70        5/01/12      1,155
(e)   1,271,390
   Oakland & Lapeer Cnty.
Aaa               5.875       5/01/26      1,310
(e)   1,457,270
Breitung Twnshp. Sch. Dist. Rev., Gen. Oblig.,
M.B.I.A.          Aaa               6.30
5/01/15        250         272,600
Detroit Downtown Dev. Ser. A, A.M.B.A.C
Aaa               5.75        7/15/15      1,000
1,065,730
Detroit Econ. Dev. Corp., Res. Rec. Rev., Ser.
1991-A,
   F.S.A., A.M.T.
Aaa               6.875       5/01/09      1,000
1,084,700
Detroit Swr. Disp. Rev., Ser. 1993A, F.G.I.C.
Aaa               7.516       7/01/23      1,000
(c)   1,096,250
Detroit Wtr. Supply Sys. Rev., Ser. B, M.B.I.A.
Aaa               5.55        7/01/12      1,000
1,082,460
Dickinson Cnty. Mem. Hosp. Sys. Rev.
Ba1               8.00       11/01/14      1,000
1,148,620
East Detroit Sch. Dist. Rfdg., F.G.I.C.
Aaa               6.625       5/01/07      1,600
1,862,368
Ferris St. Univ., Gen. Rev., A.M.B.A.C.
Aaa               5.80       10/01/05        440
479,657
Grand Rapids San. Swr. Sys. Impt. & Rev.
A1                7.00        1/01/16        500
535,770
Guam Pwr. Auth. Rev., Ser. 1994
BBB(b)            6.625      10/01/14      1,000
1,110,080
Holland Sch. Dist., Gen. Oblig., A.M.B.A.C.
Aaa             Zero          5/01/15      2,400
1,010,448
Huron Valley Sch. Dist., Gen. Oblig., F.G.I.C.
Aaa             Zero          5/01/10      3,500
1,973,650
Kalamazoo Econ. Dev. Corp. Rev., Friendship
Village, Ltd.
   Oblig.
BBB(b)            6.125       5/15/17      1,000
1,059,440
Kent Hosp. Fac. Fin. Auth. Rev., Blodgette Mem.
Med. Ctr.,
   Ser. A
A2                7.25        7/01/05        500
527,065
Lanse Creuse Pub. Schs., Gen. Oblig., F.G.I.C.
Aaa               5.25        5/01/16      1,000
1,015,940
Lincoln Park Sch. Dist.,
   F.G.I.C.
Aaa               7.00        5/01/20      1,500
(e)   1,781,505
   F.G.I.C.
Aaa               5.90        5/01/26        750
801,885
Michigan Higher Ed. Student Loan Auth. Rev., Ser.
XIII-A,
   M.B.I.A., A.M.T
Aaa               7.55       10/01/08        345
365,372
Michigan St. Hosp. Fin. Auth. Rev.,
   Bay Med. Ctr., Ser. A
A3                8.25        7/01/12      2,000
2,216,120
   Hosp. Genesys Hlth. Sys.
Baa               8.125      10/01/21      1,000
1,198,560
   Hosp. Genesys Hlth. Sys.
Baa               7.50       10/01/27        500
573,050
   Presbyterian Village Oblig.
NR                6.375       1/01/25        800
860,936
Michigan St. Hsg. Dev. Auth. Rev.,
   Multi-family Mtge. Insured Hsg., Ser. A, A.M.T
AA-(b)            7.15        4/01/10        500
534,690
   Multi-family Mtge. Insured Hsg., Ser. A, A.M.T
AA-(b)            7.70        4/01/23        500
535,485
   Sngl. Fam. Mtge., Ser. A
AA+(b)            7.70       12/01/16        370
379,753

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           MICHIGAN
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Michigan St. Strategic Fund Ltd. Oblig. Rev.,
   NSF Proj., Ser. A
A1                5.75%       8/01/19   $  1,000
$ 1,036,850
   Porter Hills Strategic Vlg.
A(b)              5.375       7/01/28        800
787,000
   Waste Mgmt. Inc. Proj., A.M.T
Baa3              6.625      12/01/12      1,500
1,624,380
   Worthington Armstrong Venture, A.M.T.
A+(b)             5.75       10/01/22      1,000
1,057,130
Michigan St. Trunk Line Hwy., A.M.B.A.C.,
   Ser. A
Aaa             Zero         10/01/05      2,600
1,864,044
   Ser. A
Aaa             Zero         10/01/06      1,250
854,162
Michigan St. Underground Storage Tank, Fin.
Assurance Auth.
   Rev., A.M.B.A.C.
Aaa               6.00        5/01/06      2,000
2,224,900
Michigan St. Univ., Gen. Rev., Ser. A, A.M.B.A.C.
Aaa               5.125       2/15/16      1,000
1,002,070
Monroe Cnty. Poll. Ctrl. Rev., Detroit Edison Co.
Proj. 1,
   F.G.I.C., A.M.T.
Aaa               7.65        9/01/20      2,000
2,187,280
Mt. Pleasant Wtr. Rev., Wtr. & Swr.,
   M.B.I.A
Aaa               5.00        2/01/22        520
505,835
   M.B.I.A
Aaa               4.00        2/01/23        550
459,707
   M.B.I.A
Aaa               4.00        2/01/24        585
487,106
Oak Park, A.M.B.A.C.,
   Gen. Oblig.
Aaa               7.00        5/01/11        375
(e)     422,010
   Gen. Oblig.
Aaa               7.00        5/01/12        400
(e)     450,144
Posen Cons. Sch. Dist., Sch. Dist. No. 9, M.B.I.A.
Aaa               6.75        5/01/22      1,000
)/(e)   1,136,090
Puerto Rico Commonwlth., Gen. Oblig.
Baa1            Zero          7/01/15      1,250
526,300
Puerto Rico Commonwlth., Hwy. & Trans., A.M.B.A.C.
   Ser. A
Aaa             Zero          7/01/15      1,000
428,230
   Ser. A
Aaa             Zero          7/01/16      1,000
404,560
Puerto Rico Commonwlth., Hwy. Auth. Rev., Ser. Q
AAA(b)            7.75        7/01/16      1,000
(e)   1,105,320
Puerto Rico Elec. Pwr. Auth. Rev., Ser. N
Baa1              7.125       7/01/14        920
974,786
Redford Union Sch. Dist. No. 1 Ref., A.M.B.A.C
Aaa               5.50        5/01/14      1,155
1,239,754
Rochester Cmnty. Sch. Dist., Gen. Oblig., M.B.I.A.
Aaa               5.00        5/01/19      1,500
1,496,010
Romulus Cmnty. Sch. Dist., Gen. Oblig., F.G.I.C
Aaa             Zero          5/01/21        500
150,765
St. Clair Cnty., Wtr. Supply Sys. No. VII, IRA
Township,
   A.M.B.A.C.
Aaa               5.25        7/01/15      1,000
1,016,920
Tawas City Hosp. Fin. Auth. Ref., St. Joseph Hlth.
Sys.,
   Ser. A
NR                5.75        2/15/23      1,000
983,690
Virgin Islands Wtr. & Pwr. Auth., Elec. Sys. Rev.,
Ser. A        NR                7.40
7/01/11        480         525,504

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           MICHIGAN
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Wayne Cnty. Bldg. Auth., Ser. A
Baa2              8.00%       3/01/17   $  1,250
$ 1,446,338
Wyandotte Elec. Rev., M.B.I.A.
Aaa               6.25       10/01/08      2,000
2,297,740

-----------
Total Investments--101.0%
(cost $52,559,589; Note 4)
57,857,227
Liabilities in excess of other assets--(1.0)%
(566,061)

-----------
Net Assets--100%
$57,291,166

-----------

-----------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
   A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
  A.M.T.--Alternative Minimum Tax.
  F.G.I.C.--Financial Guaranty Insurance Company.
  F.S.A.--Financial Security Assurance.
  M.B.I.A.--Municipal Bond Insurance Corporation.
(b) Standard & Poor's Rating.
(c) Inverse floating rate bond. The coupon is
inversely indexed to a floating
interest rate. The rate shown is the rate at
period end.
(d) Pledged as initial margin on financial futures
contracts.
(e) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)
MICHIGAN SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at value (cost
$52,559,589)......................................
 ............................      $    57,857,227
Cash..............................................
 ..................................................
 ......              535,085
Interest
receivable........................................
 ...............................................
899,433
Receivable for Series shares
sold..............................................
 ...........................               56,130
Other
assets............................................
 ..................................................
1,239

-----------------
   Total
assets............................................
 ...............................................
59,349,114

-----------------
Liabilities
Payable for investments
purchased.........................................
 ................................
1,818,580
Payable for Series shares
reacquired........................................
 ..............................
115,509
Accrued
expenses..........................................
 ................................................
59,984
Dividends
payable...........................................
 ..............................................
24,284
Management fee
payable...........................................
 .........................................
22,088
Distribution fee
payable...........................................
 .......................................
12,600
Deferred trustee's
fees..............................................
 .....................................
3,778
Due to broker - variation
margin............................................
 ..............................
1,125

-----------------
   Total
liabilities.......................................
 ...............................................
2,057,948

-----------------
Net
Assets............................................
 ..................................................
 ..      $    57,291,166

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...............................................
 ...................      $        46,728
   Paid-in capital in excess of
par...............................................
 ........................           51,782,524

-----------------

51,829,252
   Accumulated net realized gain on
investments.......................................
 ....................              167,276
   Net unrealized appreciation on
investments.......................................
 ......................            5,294,638

-----------------
Net assets, February 28,
1998..............................................
 ...............................      $
57,291,166

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($30,964,645 / 2,524,851 shares of
beneficial interest issued and
outstanding)......................
$12.26
   Maximum sales charge (3% of offering
price)............................................
 ................                 .38

-----------------
   Maximum offering price to
public............................................
 ...........................               $12.64

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($25,888,032 / 2,112,255 shares of
beneficial interest issued and
outstanding)......................
$12.26

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($438,489 / 35,778 shares of beneficial
interest issued and
outstanding)............................
$12.26

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
MICHIGAN SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest................................      $
1,681,990
                                              ----
-------------
Expenses
   Management fee..........................
142,804
   Distribution fee--Class A...............
15,115
   Distribution fee--Class B...............
66,253
   Distribution fee--Class C...............
1,463
   Custodian's fees and expenses...........
35,000
   Transfer agent's fees and expenses......
23,000
   Reports to shareholders.................
14,000
   Registration fees.......................
13,000
   Audit fee...............................
5,000
   Legal fees and expenses.................
2,000
   Trustees' fees and expenses.............
2,000
   Insurance expense.......................
1,000
   Miscellaneous...........................
1,231
                                              ----
-------------
      Total expenses.......................
321,866
                                              ----
-------------
Net investment income......................
1,360,124
                                              ----
-------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
428,246
   Financial futures contract
      transactions.........................
(75,297)
                                              ----
-------------

352,949
                                              ----
-------------
Net change in unrealized appreciation
(depreciation) on:
   Investments.............................
1,207,114
   Financial futures contracts.............
(3,000)
                                              ----
-------------

1,204,114
                                              ----
-------------
Net gain on investments....................
1,557,063
                                              ----
-------------
Net Increase in Net Assets
Resulting from Operations..................      $
2,917,187
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL MUNICIPAL SERIES FUND
MICHIGAN SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                     Six Months
                                       Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1998
1997
Operations
   Net investment income..........  $  1,360,124
$  2,983,196
   Net realized gain on investment
      transactions................       352,949
345,600
   Net change in unrealized
      appreciation/depreciation of
      investments.................     1,204,114
1,386,469
                                    ------------
------------
   Net increase in net assets
      resulting from operations...     2,917,187
4,715,265
                                    ------------
------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A.....................      (748,679)
(1,511,057)
      Class B.....................      (603,004)
(1,464,990)
      Class C.....................        (8,441)
(7,149)
                                    ------------
------------
                                      (1,360,124)
(2,983,196)
                                    ------------
------------
   Distributions in excess of net
      investment income
      Class A.....................        (2,538)
(5,093)
      Class B.....................        (2,130)
(5,425)
      Class C.....................           (33)
(19)
                                    ------------
------------
                                          (4,701)
(10,537)
                                    ------------
------------
   Distributions from net realized
      gains
      Class A.....................      (182,721)
(101,868)
      Class B.....................      (153,367)
(108,497)
      Class C.....................        (2,420)
(387)
                                    ------------
------------
                                        (338,508)
(210,752)
                                    ------------
------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................     1,291,673
1,545,990
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     1,052,855
1,945,329
   Cost of shares reacquired......    (4,150,489)
(10,932,206)
                                    ------------
------------
   Net decrease in net assets from
      Series share transactions...    (1,805,961)
(7,440,887)
                                    ------------
------------
Total decrease....................      (592,107)
(5,930,107)
Net Assets
Beginning of period...............    57,883,273
63,813,380
                                    ------------
------------
End of period.....................  $ 57,291,166
$ 57,883,273
                                    ------------
------------
                                    ------------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              MICHIGAN
SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end investment
company. The Fund was organized
as a Massachusetts business trust on May 18, 1984
and consists of 13 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Michigan Series (the 'Series')
commenced investment operations
in September, 1984. The Series is diversified and
seeks to achieve its
investment objective of obtaining the maximum
amount of income exempt from
federal and applicable state income taxes with the
minimum of risk by investing
in 'investment grade' tax-exempt securities whose
ratings are within the four
highest ratings categories by a nationally
recognized statistical rating
organization or, if not rated, are of comparable
quality. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic or political developments in
a specific state, industry or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Fund values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair
value as determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New
York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Series is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Series each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
contracts.
The Series invests in financial futures contracts
in order to hedge its existing
portfolio securities, or securities the Series
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Series may
not achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates and
the underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
accretes original issue
discount on portfolio securities as adjustments to
interest income. Expenses are
recorded on the accrual basis which may require
the use of certain estimates by
management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions
by Investment Companies. The
effect of applying this statement for the six
months ended February 28, 1998 was
to increase undistributed net investment income
and decrease accumulated net
realized gain by $4,701 due to the sale of
securities purchased with market
discount. Net investment income, net realized
gains and net assets were not
affected by this change.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its
net income to shareholders.
For this reason, no federal income tax provision
is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually.
--------------------------------------------------
------------------------------
                                       8

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                               MICHIGAN
SERIES
--------------------------------------------------
------------------------------
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'). PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the services of PIC,
the cost of compensation of officers of the Fund,
occupancy and certain clerical
and bookkeeping costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares,
pursuant to plans of distribution,
(the 'Class A, B and C Plans'), regardless of
expenses actually incurred by PSI.
The distribution fees are accrued daily and
payable monthly.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A,
B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that it has received
approximately $10,500 in
front-end sales charges resulting from sales of
Class A shares during the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months
ended February 28, 1998, it
received approximately $10,400 in contingent
deferred sales charges imposed upon
certain redemptions by Class B and Class C
shareholders.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the
'Agreement') with an unaffiliated
lender. The maximum commitment under the Agreement
is $200,000,000. Interest on
any such borrowings outstanding will be at market
rates. The purpose of the
Agreement is to serve as an alternative source of
funding for capital share
redemptions. The Series has not borrowed any
amounts pursuant to the Agreement
as of February 28, 1998. The Funds pay a
commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit
facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by
the Funds. The Agreement
expired on December 30, 1997 and has been extended
through December 29, 1998
under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$15,700 for the services of
PMFS. As of February 28, 1998, approximately
$2,600 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the
Series, excluding short-term
investments, for the six months ended February 28,
1998 were $7,902,583 and
$7,910,555, respectively.
As of February 28, 1998, the Series had sold 12
financial futures contracts on
U.S. Treasury Notes expiring in June 1998 and 15
financial futures contracts, on
the Municipal Bond Index expiring in March 1998.
The value at disposition of
such contracts is $2,922,375. The value of such
contracts on February 28, 1998
was $2,925,375, thereby resulting in an unrealized
gain of $3,000.
The cost basis of investments for federal income
tax purposes at February 28,
1998 was substantially the same as for financial
reporting purposes and
accordingly, net unrealized appreciation for
federal income tax purposes was
$5,297,638 (gross unrealized appreciation--
$5,313,178; gross unrealized
depreciation--$15,540).
--------------------------------------------------
----------
Note 5. Capital
The Series offers Class A, Class B and Class C
shares. Class A shares are sold
with a front-end sales charge of up to 3%. Class B
shares are sold with
--------------------------------------------------
------------------------------
                                       9

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                               MICHIGAN
SERIES
--------------------------------------------------
------------------------------
a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial
interest for the six months ended February 28, 1998 and the fiscal year ended
August 31, 1997 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended February 28, 1998:
Shares sold.........................      45,284
$    552,938
Shares issued in reinvestment of
  dividends
  and distributions.................      49,752
606,690
Shares reacquired...................    (202,937)
(2,468,783)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (107,901)
(1,309,155)
Shares issued upon conversion from
  Class B...........................     153,630
1,870,700
                                      ----------
------------
Net increase in shares
  outstanding.......................      45,729
$    561,545
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................      10,493
$    124,433
Shares issued in reinvestment of
  dividends
  and distributions.................      85,984
1,021,115
Shares reacquired...................    (444,372)
(5,272,879)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (347,895)
(4,127,331)
Shares issued upon conversion from
  Class B...........................     375,039
4,454,862
                                      ----------
------------
Net increase in shares
  outstanding.......................      27,144
$    327,531
                                      ----------
------------
                                      ----------
------------
Class B                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended February 28, 1998:
Shares sold.........................      51,918
$    631,735
Shares issued in reinvestment of
  dividends
  and distributions.................      35,793
436,127
Shares reacquired...................    (137,745)
(1,679,706)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................     (50,034)
(611,844)
Shares reacquired upon conversion
  into Class A......................    (153,756)
(1,870,700)
                                      ----------
------------
Net decrease in shares
  outstanding.......................    (203,790)
$ (2,482,544)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................     102,845
$  1,219,555
Shares issued in reinvestment of
  dividends
  and distributions.................      77,395
918,312
Shares reacquired...................    (475,575)
(5,648,809)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (295,335)
(3,510,942)
Shares reacquired upon conversion
  into Class A......................    (375,355)
(4,454,862)
                                      ----------
------------
Net decrease in shares
  outstanding.......................    (670,690)
$ (7,965,804)
                                      ----------
------------
                                      ----------
------------
Class C
------------------------------------
Six months ended February 28, 1998:
Shares sold.........................       8,842
$    107,000
Shares issued in reinvestment of
  dividends
  and distributions.................         823
10,038
Shares reacquired...................        (165)
(2,000)
                                      ----------
------------
Net increase in shares
  outstanding.......................       9,500
$    115,038
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................      17,060
$    202,002
Shares issued in reinvestment of
  dividends
  and distributions.................         496
5,902
Shares reacquired...................        (880)
(10,518)
                                      ----------
------------
Net increase in shares
  outstanding.......................      16,676
$    197,386
                                      ----------
------------
                                      ----------
------------

--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MICHIGAN SERIES
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
--------------------

Six Months

Ended                         Year Ended August
31,

February 28,     ---------------------------------
--------------------

1998          1997        1996        1995
1994       1993

------       -------     -------     -------     -
-----     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $  12.01       $ 11.72
$ 11.89     $ 11.75     $12.51     $11.90

------       -------     -------     -------     -
-----     ------
Income from investment operations
Net investment
income...............................
 .30           .61(a)      .62(a)      .64(a)
 .64        .67
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .32           .33        (.02)        .17
(.69)       .71

------       -------     -------     -------     -
-----     ------
   Total from investment
operations.................           .62
 .94         .60         .81       (.05)      1.38

------       -------     -------     -------     -
-----     ------
Less distributions
Dividends from net investment
income................          (.30)
(.61)       (.62)       (.64)      (.64)
(.67)
Distributions in excess of net investment
income....            --(c)         --(c)       --
--         --         --
Distributions from net realized
gains...............          (.07)         (.04)
(.15)       (.03)      (.07)      (.10)

------       -------     -------     -------     -
-----     ------
   Total
distributions..............................
(.37)         (.65)       (.77)       (.67)
(.71)      (.77)

------       -------     -------     -------     -
-----     ------
Net asset value, end of
period......................      $  12.26       $
12.01     $ 11.72     $ 11.89     $11.75
$12.51

------       -------     -------     -------     -
-----     ------

------       -------     -------     -------     -
-----     ------
TOTAL
RETURN(b):....................................
5.36%         8.18%       5.07%       7.13%
(0.38)%    11.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................       $30,965
$29,772     $28,730     $27,024     $4,706
$3,814
Average net assets
(000)............................       $30,481
$29,737     $27,978     $16,932     $4,505
$2,285
Ratios to average net assets:
   Expenses, including distribution
fees............           .94%(d)       .91%(a)
 .91%(a)    1.02%(a)    .91%       .96%
   Expenses, excluding distribution
fees............           .84%(d)       .81%(a)
 .81%(a)     .92%(a)    .81%       .86%
   Net investment
income............................
4.95%(d)      5.08%(a)    5.18%(a)    5.31%(a)
5.27%      5.51%
For Class A, B and C shares:
   Portfolio turnover
rate..........................            14%
20%         36%         33%        12%        14%

---------------
(a)  Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

                                       PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)       MICHIGAN
SERIES
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
----------------------

Six Months

Ended                          Year Ended August
31,

February 28,     ---------------------------------
----------------------

1998          1997        1996        1995
1994        1993

------------     -------     -------     -------
-------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $  12.00       $ 11.71
$ 11.88     $ 11.75     $ 12.51     $ 11.90

------       -------     -------     -------     -
------     -------
Income from investment operations
Net investment
income...............................
 .28           .56(a)      .57(a)      .59(a)
 .59         .62
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .33           .33        (.02)        .16
(.69)        .71

------       -------     -------     -------     -
------     -------
   Total from investment
operations.................           .61
 .89         .55         .75        (.10)
1.33

------       -------     -------     -------     -
------     -------
Less distributions
Dividends from net investment
income................          (.28)
(.56)       (.57)       (.59)       (.59)
(.62)
Distributions in excess of net investment
income....            --(c)         --(c)       --
--          --          --
Distributions from net realized
gains...............          (.07)         (.04)
(.15)       (.03)       (.07)       (.10)

------       -------     -------     -------     -
------     -------
   Total
distributions..............................
(.35)         (.60)       (.72)       (.62)
(.66)       (.72)

------       -------     -------     -------     -
------     -------
Net asset value, end of
period......................      $  12.26       $
12.00     $ 11.71     $ 11.88     $ 11.75     $
12.51

------       -------     -------     -------     -
------     -------

------       -------     -------     -------     -
------     -------
TOTAL
RETURN(b):....................................
5.15%         7.76%       4.66%       6.60%
(0.78)%     11.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................       $25,888
$27,796     $34,971     $41,459     $70,112
$70,302
Average net assets
(000)............................       $26,721
$31,302     $39,052     $52,216     $72,095
$61,548
Ratios to average net assets:
   Expenses, including distribution
fees............          1.34%(d)      1.31%(a)
1.31%(a)    1.37%(a)    1.31%       1.36%
   Expenses, excluding distribution
fees............           .84%(d)       .81%(a)
 .81%(a)     .87%(a)     .81%        .86%
   Net investment
income............................
4.55%(d)      4.68%(a)    4.77%(a)    5.04%(a)
4.87%       5.11%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MICHIGAN SERIES
--------------------------------------------------
------------------------------

Class C

--------------------------------------------------
--------------------

August 1,

Six Months
1994(e)

Ended                 Year Ended August 31,
Through

February 28,     ---------------------------------
-----     August 31,

1998          1997          1996            1995
1994

------------     ------     ------------     -----
-----     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $  12.00       $11.71
$11.88          $11.75         $11.78

------       ------         -----           -----
-----
Income from investment operations
Net investment
income...............................
 .26          .53(a)        .54(a)          .56(a)
 .04
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .33          .33          (.02)            .16
(.03)

------       ------         -----           -----
-----
   Total from investment
operations.................           .59
 .86           .52             .72            .01

------       ------         -----           -----
-----
Less distributions
Dividends from net investment
income................          (.26)        (.53)
(.54)           (.56)          (.04)
Distributions in excess of net investment
income....            --(c)        --(c)         -
-              --             --
Distributions from net realized
gains...............          (.07)        (.04)
(.15)           (.03)            --

------       ------         -----           -----
-----
   Total
distributions..............................
(.33)        (.57)         (.69)           (.59)
(.04)

------       ------         -----           -----
-----
Net asset value, end of
period......................      $  12.26
$12.00        $11.71          $11.88
$11.75

------       ------         -----           -----
-----

------       ------         -----           -----
-----
TOTAL
RETURN(b):....................................
5.02%        7.49%         4.39%           6.29%
0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................          $438
$315          $112            $100
$200(f)
Average net assets
(000)............................          $393
$161           $95             $61
$199(f)
Ratios to average net assets:
   Expenses, including distribution
fees............          1.59%(d)     1.56%(a)
1.56%(a)        1.68%(a)       2.15%(d)
   Expenses, excluding distribution
fees............           .84%(d)      .81%(a)
 .81%(a)         .93%(a)       1.39%(d)
   Net investment
income............................
4.33%(d)     4.43%(a)      4.53%(a)
4.66%(a)       4.56%(d)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
(f) Figures are actual and not rounded to the
nearest thousand.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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